Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2020
Investments accounted for using equity method [abstract]
Schedule of Subsidiaries, Associates and Joint Venture

The Group’s ultimate parent company is TVF, while subsidiaries, associates and a joint venture of the Company as at 31 December 2020 and 31 December 2019 are as follows:

			Effective Ownership Interest
Subsidiaries	Country of		31 December	31 December
Name	Incorporation	Business	2020 (%)	2019 (%)
Turktell	Turkey	Information technology, value added GSM services and entertainment investments	100	100
Turkcell Superonline	Turkey	Telecommunications, television services and content services	100	100
Turkcell Satis	Turkey	Sales, delivery and digital sales services	100	100
Turkcell Teknoloji	Turkey	Research and development	100	100
Turkcell Gayrimenkul	Turkey	Property investments	100	100
Turkcell Enerji	Turkey	Electricity energy trade and wholesale and retail electricity sales	100	100
Turkcell Finansman	Turkey	Consumer financing services	100	100
Turkcell Sigorta	Turkey	Insurance agency activities	100	100
Turkcell Odeme	Turkey	Payment services and e-money license	100	100
Lifecell Dijital Servisler (1)	Turkey	Development and providing of digital services and products	100	—
Lifecell Bulut (1)	Turkey	Cloud solutions services	100	—
Lifecell TV (1)	Turkey	Online radio, television and on-demand streaming services	100	—
Lifecell Muzik (1)	Turkey	Radio, television and on-demand streaming services	100	—
Global Tower	Turkey	Telecommunications infrastructure business	100	100
UkrTower	Ukraine	Telecommunications infrastructure business	100	100
Beltower	Republic of Belarus	Telecommunications infrastructure business	100	100
Eastasia	Netherlands	Telecommunications investments	100	100
Kibris Telekom	Turkish Republic of Northern Cyprus	Telecommunications	100	100
Lifecell Digital	Turkish Republic of	Telecommunications	100	100
	Northern Cyprus
Turkcell Global Bilgi	Turkey	Customer relations and human resources management	100	100
Global LLC	Ukraine	Customer relations management	100	100
Rehberlik	Turkey	Directory assistance	100	100
Lifecell Ventures	Netherlands	Telecommunications investments	100	100
Lifecell	Ukraine	Telecommunications	100	100
Paycell LLC	Ukraine	Consumer financing services	100	100
Turkcell Europe	Germany	Telecommunications	100	100
Yaani	Netherlands	Internet search engine and browser services	100	100
BiP Digital (2)	Netherlands	Providing digital services and products	100	—
BiP Iletisim (2)	Turkey	Providing digital services and products	100	100
Beltel	Turkey	Telecommunications investments	100	100
Belarusian Telecom	Republic of Belarus	Telecommunications	80	80
Lifetech	Republic of Belarus	Information technology, programming and technical support	80	80
Inteltek (3)	Turkey	Information and entertainment services	—	55

			Effective Ownership Interest
Associates	Country of		31 December	31 December
Name	Incorporation	Business	2020 (%)	2019 (%)
TOGG	Turkey	Electric passenger car development, production and trading activities	19	19

			Effective Ownership Interest
Joint Venture	Country of		31 December	31 December
Name	Incorporation	Business	2020 (%)	2019 (%)
Sofra	Turkey	Meal coupons and cards	33	33

(1)On 28 February 2020, Lifecell Dijital Servisler, which will develop and provide digital services and products, was incorporated by Turktell, a subsidiary of the Group, under the laws of Republic of Turkey. On 21 April 2020, Lifecell Bulut, which will provide cloud solutions services, Lifecell TV, which will provide online radio, television and on-demand streaming services and Lifecell Muzik, which will provide radio, television and on-demand streaming services, were incorporated by Lifecell Dijital Servisler which is 100% owned by Turktell, a subsidiary of the Group.

(2)On 21 July 2020, the trade name of TOFAS was changed to Lifecell Iletisim and its business activity is determined and announced as providing telecommunication services. On 7 September 2020, Lifecell Digital Communication Technologies B.V (“Lifecell Communication”), which will provide digital services and products, was incorporated by Lifecell Ventures, a subsidiary of the Group. On 30 September 2020, 100% of the shares of Lifecell Iletisim were transferred to Lifecell Communication and the transaction was registered and announced as of 12 October 2020. The trade names of Lifecell Communication and Lifecell Iletisim were changed to BiP Digital and BiP Iletisim on 4 December and 14 December 2020, respectively.

(3)The Company has signed a definitive agreement on 29 July 2020 to transfer its total shareholding in Inteltek to other shareholder of aforementioned, Intralot Iberia Holding SAU. The transfer of shares and proceeds were completed on 30 September 2020. The final value of the transaction is realized as TL 6,063. Subsequently, the Company loses its control over Inteltek. This transaction has no material effect on the Group’s financial statements.

Schedule of Non-Wholly Owned Subsidiaries That Have Material Non-Controlling Interests

Details of non-wholly owned subsidiaries that have material non-controlling interests in the Company are disclosed below:

	Place of
	incorporation	Proportion of ownership
	and principal	interests and voting rights held		Profit/(loss) allocated to non-		Accumulated non-
	place of business	by non-controlling interest		controlling interests		controlling interests
		31	31	31	31	31	31
		December	December	December	December	December	December
Name of subsidiary		2020	2019	2020	2019	2020	2019
Individually immaterial subsidiaries with non –controlling interest				2,534	21	171	148
Inteltek	Turkey	—	45.00%	—	30,182	—	36,307
				2,534	30,203	171	36,455

Schedule of Financial Information of Subsidiaries

Summarized financial information in respect of Inteltek is set out below. The summarized financial information below represents amounts before intragroup eliminations.

	31 December	31 December
Inteltek	2020	2019

Current assets	—	84,896
Non-current assets	—	6,516
Current liabilities	—	6,286
Non-current liabilities	—	4,444
Equity attributable to owners	—	80,682

	2020	2019

Revenue	—	141,783
(Expenses) / Income (net)	—	(74,711)
Gain on Sale of Investments	—	—
Profit for the year	—	67,072

Other comprehensive income/(loss) for the year	—	640
Dividend paid to non-controlling interests	—	(125,027)

Net cash (outflow)/inflow from operating activities	—	(63,238)
Net cash inflow from investing activities	—	20,001
Net cash outflow from financing activities	—	(277,837)
Effects of foreign exchange rate fluctuations on
cash and cash equivalents	—	14,979
Net cash (outflow)/inflow	—	(306,095)